Property, Premises and Equipment (Details) - Schedule of property, premises and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
Beginning balance	$ 21,914	$ 19,718
Impact of the IFRS 16 adoption		1,716
Additions	2,356	1,445
Transfers
Disposals	(3)	(965)
Adjustments	78
Ending balance	24,345	21,914	$ 19,718
Adjusted balance		21,434
Depreciation
Beginning balance	9,179	7,501
Deprecation for the year	1,875	1,907
Disposals	(3)	(229)
Adjustments	126
Ending balance	11,177	9,179	7,501
Net carrying amount
Net carrying amount, ending balance	13,168	12,735
Right of Use Assets [Member]
Cost
Beginning balance	1,925
Impact of the IFRS 16 adoption		1,716
Additions	2,012	1,002
Transfers
Disposals		(793)
Adjustments	98
Ending balance	4,035	1,925
Adjusted balance		1,716
Depreciation
Beginning balance	411
Deprecation for the year	584	516
Disposals		(105)
Adjustments	126
Ending balance	1,121	411
Net carrying amount
Net carrying amount, ending balance	2,914	1,514
Office Buildings [Member]
Cost
Beginning balance	2,679	2,675
Impact of the IFRS 16 adoption
Additions	22	4
Transfers
Disposals
Adjustments	(20)
Ending balance	2,681	2,679	2,675
Adjusted balance		2,675
Depreciation
Beginning balance	894	757
Deprecation for the year	29	137
Disposals
Adjustments
Ending balance	923	894	757
Net carrying amount
Net carrying amount, ending balance	1,758	1,785
Aircraft [Member]
Cost
Beginning balance	11,290	11,290
Impact of the IFRS 16 adoption
Additions
Transfers
Disposals
Adjustments
Ending balance	11,290	11,290	11,290
Adjusted balance		11,290
Depreciation
Beginning balance	2,709	1,806
Deprecation for the year	906	903	903
Disposals
Adjustments
Ending balance	3,615	2,709	1,806
Net carrying amount
Net carrying amount, ending balance	7,675	8,581
Office Furniture [Member]
Cost
Beginning balance	1,652	1,633
Impact of the IFRS 16 adoption
Additions	26	19
Transfers
Disposals
Adjustments
Ending balance	1,678	1,652	1,633
Adjusted balance		1,633
Depreciation
Beginning balance	1,383	1,326
Deprecation for the year	57	57
Disposals
Adjustments
Ending balance	1,440	1,383	1,326
Net carrying amount
Net carrying amount, ending balance	238	269
Computers [Member]
Cost
Beginning balance	1,646	1,554
Impact of the IFRS 16 adoption
Additions	210	123
Transfers	9
Disposals	(3)	(31)
Adjustments
Ending balance	1,862	1,646	1,554
Adjusted balance		1,554
Depreciation
Beginning balance	1,436	1,298
Deprecation for the year	172	169
Disposals	(3)	(31)
Adjustments
Ending balance	1,605	1,436	1,298
Net carrying amount
Net carrying amount, ending balance	257	210
Equipment [Member]
Cost
Beginning balance	291	281
Impact of the IFRS 16 adoption
Additions	2	10
Transfers
Disposals
Adjustments
Ending balance	293	291	281
Adjusted balance		281
Depreciation
Beginning balance	282	278
Deprecation for the year	2	4
Disposals
Adjustments
Ending balance	284	282	278
Net carrying amount
Net carrying amount, ending balance	9	9
Leasehold Improvements [Member]
Cost
Beginning balance	1,411	1,320
Impact of the IFRS 16 adoption
Additions	8	163
Transfers
Disposals		(72)
Adjustments
Ending balance	1,419	1,411	1,320
Adjusted balance		1,320
Depreciation
Beginning balance	1,250	1,220
Deprecation for the year	68	53
Disposals		(23)
Adjustments
Ending balance	1,318	1,250	1,220
Net carrying amount
Net carrying amount, ending balance	101	161
Vehicles [Member]
Cost
Beginning balance	1,011	965
Impact of the IFRS 16 adoption
Additions		115
Transfers
Disposals		(69)
Adjustments
Ending balance	1,011	1,011	965
Adjusted balance		965
Depreciation
Beginning balance	814	816
Deprecation for the year	57	68
Disposals		(70)
Adjustments
Ending balance	871	814	816
Net carrying amount
Net carrying amount, ending balance	140	197
Work In Progress [Member]
Cost
Beginning balance	9
Impact of the IFRS 16 adoption
Additions	76	9
Transfers	(9)
Disposals
Adjustments
Ending balance	76	9
Adjusted balance
Depreciation
Beginning balance
Deprecation for the year
Disposals
Adjustments
Ending balance
Net carrying amount
Net carrying amount, ending balance	$ 76	$ 9